LEASES - Information related to operating leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets	$ 365,103	$ 191,877
Liabilities
Current portion of operating lease liabilities	195,955	151,983
Operating lease liabilities	$ 173,660	$ 53,834
Weighted average remaining lease term (years)	2 years 1 month 6 days	1 year 3 months 18 days
Weighted average discount rate	4.40%	4.60%